SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 23 — SUBSEQUENT EVENTS

The Company has evaluated the impact of events that have occurred subsequent to December 31, 2025, through the date the consolidated financial statements were issued, and concluded that no subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements, except as follow:

In January, 2026, Baide Suzhou obtained four loans from Jiangsu Taicang Rural Commercial Bank Co., Ltd. Xinmao Sub-branch, as detailed: (1) On January 19, 2026, Baide Suzhou borrowed a loan of $0.4 million (RMB3 million) with the term of one year at an annual interest rate of 2.70%;(2) On January 20, 2026, Baide Suzhou borrowed a loan of $0.4 million (RMB3 million) with the term of one year at an annual interest rate of 2.70%;(3) On January 21, 2026, Baide Suzhou borrowed a loan of $0.4 million (RMB3 million) with the term of one year at an annual interest rate of 2.70%;(4) On January 22, 2026, Baide Suzhou borrowed a loan of $0.1 million (RMB1 million) with the term of one year at an annual interest rate of 2.70%.

In March, 2026, the Company filed Form S-8. This Registration Statement was being filed by Baird Medical Investment Holdings Limited (the “Registrant”) to register additional Class A ordinary shares issuable pursuant to its 2024 Equity Incentive Plan (the “2024 Plan”). Pursuant to certain provisions of the 2024 Plan (referred to as the “evergreen provisions”), the number of ordinary shares that are available for award grant purposes under the 2024 Plan is automatically increased each year in accordance with a formula set forth in the 2024 Plan. Based on the above, the additional securities registered hereby consist of 1,229,381 Class A ordinary shares that were automatically added to the 2024 Plan, effective January 1, 2026, pursuant to the 2024 Plan’s evergreen provisions. As of the date of the report, 800,000 shares were newly granted in 2026.

In March, 2026, Baide Suzhou borrowed a loan of $1.4 million (RMB10 million) with the term of one year at an annual interest rate of 2.71% from Industrial and Commercial Bank of China.

In March, 2026, Baide Suzhou obtained three loans from China CITIC Bank Suzhou Branch, as detailed: (1) On March 23, 2026, Baide Suzhou borrowed a loan of $0.9 million (RMB6 million) with the term of one year at an annual interest rate of 2.70%;(2) On March 26, 2026, Baide Suzhou borrowed a loan of $0.1 million (RMB1 million) with the term of one year at an annual interest rate of 2.70%;(3) On March 26, 2026, Baide Suzhou borrowed a loan of $0.6 million (RMB4 million) with the term of one year at an annual interest rate of 2.70%.